Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000101729 | Africa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101729 | Asia
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000101729 | Europe
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101729 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000101729 | South America
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000101729 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000212612 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	74.20%
C000212612 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000238629 | Asia
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000238629 | Europe
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000238629 | North America
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000238629 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238629 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238630 | Asia
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000238630 | Europe
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000238630 | North America
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000238630 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238630 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%